Debt and other financial liabilities - Additional Information (Details) $ in Thousands	Dec. 31, 2024 USD ($) institution loan	Dec. 31, 2023 USD ($) institution loan
Debt Instrument [Line Items]
Number of loans | loan	8	7
Number of financial institutions | institution	4	2
Short-term debt, weighted average interest rate	12.29%	12.29%
Notes Payable to Banks
Debt Instrument [Line Items]
Fair value of long term debt | $	$ 2,217	$ 3,601